Equity settled share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Equity settled share-based payments
Summary on movements in the number of restricted shares granted to employees and the respective weighted-average grant date fair value

			Weighted-
		Weighted-	average
		average	grant date
		exercise price	fair value
	Number of	USD per	USD per
	restricted	restricted	restricted
	shares	share	share
Outstanding as of July 1, 2021	5,755,788	0.036	7.67
Vested during the year	(2,114,000)	0.036	7.67
Forfeited during the year	(1,101,368)	0.036	7.67

Outstanding as of June 30, 2022	2,540,420	0.036	7.67

Outstanding as of July 1, 2022	2,540,420	0.036	7.67
Vested during the year	(2,496,668)	0.036	7.67
Forfeited during the year	(43,752)	0.036	7.67

Outstanding as of June 30, 2023, December 31, 2023 and December 31, 2024	—	—	—

Summary on option activities

			Weighted-
		Weighted-	average
	Number of	average	grant date
	options	exercise price	fair value
		USD per share	USD per share
Outstanding at July 1, 2021	12,400,836	0.036	3.71
Exercised	(1,783,180)	0.036	3.64
Forfeited	(1,699,164)	0.036	4.01

Outstanding at June 30, 2022	8,918,492	0.036	3.67

Exercisable at June 30, 2022	1,888,574	0.036	3.39
Non-vested at June 30, 2022	7,029,918	0.036	3.74

Outstanding at July 1, 2022	8,918,492	0.036	3.67
Exercised	(1,376,096)	0.035	3.90
Forfeited	(1,841,000)	0.036	3.33

Outstanding at June 30, 2023	5,701,396	0.036	3.72

Exercisable at June 30, 2023	2,114,496	0.036	3.36
Non-vested at June 30, 2023	3,586,900	0.036	3.94

Outstanding at July 1, 2023	5,701,396	0.036	3.72
Exercised	(427,492)	0.036	4.20
Forfeited	(104,800)	0.036	4.74

Outstanding at December 31, 2023	5,169,104	0.036	3.66

Exercisable at December 31, 2023	2,237,104	0.036	3.57
Non-vested at December 31, 2023	2,932,000	0.036	3.73

Outstanding at January 1, 2024	5,169,104	0.036	3.66
Exercised	(1,040,440)	0.036	3.82
Forfeited	(221,200)	0.036	3.95

Outstanding at December 31, 2024	3,907,464	0.036	3.61

Exercisable at December 31, 2024	2,585,464	0.036	3.54
Non-vested at December 31, 2024	1,322,000	0.036	3.73

Movements in number of RSUs granted and respective weighted-average grant date fair values

			Weighted-average
		Weighted-average	grant date
	Number of	purchase price	fair value
	RSUs	USD per RSU	USD per RSU

Outstanding as of July 1, 2022	—	—	—
Granted	6,561,596	0.035	4.12
Vested	(288,336)	0.026	2.42
Forfeited	(107,800)	0.036	2.89

Outstanding as of June 30, 2023	6,165,460	0.036	4.22
Granted	125,672	0.030	5.37
Vested	(209,116)	0.024	3.55
Forfeited	(123,760)	0.036	3.16

Outstanding as of December 31, 2023	5,958,256	0.036	4.32
Granted	21,597,470	0.001	5.47
Vested	(1,279,920)	0.035	4.29
Forfeited	(1,557,522)	0.005	5.25

Outstanding as of December 31, 2024	24,718,284	0.008	5.27